Revenues - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Revenues	¥ 187,930	¥ 84,776
Point in time
Revenues
Revenues	148,200	69,400
Over time
Revenues
Revenues	¥ 39,700	¥ 15,400